Accrued income and contract assets - Disclosure of Expected credit loss movement during the period (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Allowance For Credit Loss [Line Items]
Provision for ECLs		€ 4,132	€ 32,054	€ 5,206
Expected Credit Losses [Member]
Disclosure Of Allowance For Credit Loss [Line Items]
Beginning balance		178	210
Provision for ECLs		100	980
Reclassification	[1]	279
Reversal for the year		(31)	(1,013)
Exchange differences		(7)	1
Ending balance		€ 519	€ 178	€ 210

[1]	The reclassification was generated from the provision for ECLs of trade and other receivables.